Derivative Financial Instruments and Hedge Accounting - Summary of Instruments to Hedge Exposures to Changes in Interest Rates and Foreign Currency Risk Associated with Borrowings (Detail) - Financial assets - derivative financial instruments [member] - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative financial instruments for interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of hedging instruments	£ (6)	£ (11)
Change in fair value of hedging instrument used to determine hedge ineffectiveness	5	(16)
Nominal amounts of hedging instruments	174	177
Derivative financial instruments for currency risk [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of hedging instruments	26	33
Change in fair value of hedging instrument used to determine hedge ineffectiveness	(7)	9
Nominal amounts of hedging instruments	£ 174	£ 266